STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001		0
Issuance of common stock 9/1/02, $.0167 (1)	[1]	5,985	4,015	0	10,000
Issuance of common stock 9/1/02, $.0167 (1) (in shares)	[1]	598,549
Issuance of common 10/23/02, $1.67/share		30	4,970		5,000
Issuance of common 10/23/02, $1.67/share (in shares)		2,993
Net loss				(51,057)	(51,057)
Balance at Dec. 31, 2002		6,015	8,985	(51,057)	(36,057)
Balance (in shares) at Dec. 31, 2002		601,542
Issuance of common stock	[2]	239	161		400
Issuance of common stock (in shares)	[2]	23,942
Issuance of common 6/11 and 12,$1.67 (3)	[3]	216	34,784		35,000
Issuance of common 6/11 and 12,$1.67 (3) (in shares)	[3]	21,548
Net loss				(90,461)	(90,461)
Balance at Dec. 31, 2003		6,470	43,930	(141,518)	(91,118)
Balance (in shares) at Dec. 31, 2003		647,032
Issuance of common 5/25/04, $.0167 (4)	[4]	66	44		110
Issuance of common 5/25/04, $.0167 (4) (in shares)	[4]	6,567
Net loss				(90,353)	(90,353)
Balance at Dec. 31, 2004		6,536	43,974	(231,871)	(181,361)
Balance (in shares) at Dec. 31, 2004		653,599
Issuance of common stock	[5]	150	100		250
Issuance of common stock (in shares)	[5]	14,964
Vested stock options and warrants			2,793		2,793
Net loss				(123,852)	(123,852)
Balance at Dec. 31, 2005		6,686	46,867	(355,723)	(302,170)
Balance (in shares) at Dec. 31, 2005		668,563
Issuance of common 5/16 and 8/8, $.0167 (6)	[6]	869	582		1,451
Issuance of common 5/16 and 8/8, $.0167 (6) (in shares)	[6]	86,869
Issuance of common 10/19 and 23, $.0167 (7)	[7]	389	261		650
Issuance of common 10/19 and 23, $.0167 (7) (in shares)	[7]	38,906
Issuance of common 12/01, $1.67 (8)	[8]	287	44,523		44,810
Issuance of common 12/01, $1.67 (8) (in shares)	[8]	28,739
Vested stock options and warrants			13,644		13,644
Net loss				(273,026)	(273,026)
Balance at Dec. 31, 2006		8,231	105,877	(628,749)	(514,641)
Balance (in shares) at Dec. 31, 2006		823,077
Issuance of common stock	[9]	6	994		1,000
Issuance of common stock (in shares)	[9]	599
Vested stock options and warrants			73,907		73,907
Capital contributions resulting from waivers of debt			346,714		346,714
Value of equity instruments issued with debt			132,938		132,938
Net loss				(752,415)	(752,415)
Balance at Dec. 31, 2007		8,237	660,430	(1,381,164)	(712,497)
Balance (in shares) at Dec. 31, 2007		823,676
Issuance of common stock	[10]	45,528	1,547,974		1,593,502
Issuance of common stock (in shares)	[10]	4,552,862
Shares issued to finders, agents		20,127	(20,127)		0
Shares issued to finders, agents (in shares)		2,012,690
Shares issued to pay direct legal fees		2,857	(2,857)
Shares issued to pay direct legal fees (in shares)		285,714
Issuance of common due to antidilution provisions		2,059	(2,059)		0
Issuance of common due to antidilution provisions (in shares)		205,899
Shares issued to pay investor relations services 6/23/08, $.35		2,500	85,000		87,500
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)		250,000
Vested stock options and warrants			354,994		354,994
Capital contributions resulting from waivers of debt			129,684		129,684
Net loss				(1,762,628)	(1,762,628)
Balance at Dec. 31, 2008		81,308	2,753,039	(3,143,792)	(309,445)
Balance (in shares) at Dec. 31, 2008		8,130,841
Issuance of common stock		1,250	(1,250)		0
Issuance of common stock (in shares)		125,000
Shares issued to finders, agents		1,000	49,000		50,000
Shares issued to finders, agents (in shares)		100,000
Cumulative effect of adoption of EITF 07-5			(486,564)	6,654	(479,910)
Vested stock options and warrants			111,835		111,835
Shares issued under PMM in April 2009, $.50		7,000	343,000		350,000
Shares issued under PMM in April 2009, $.50 (in shares)		700,000
Shares issued under PPM in May 2009, $.50		2,200	107,800		110,000
Shares issued under PPM in May 2009, $.50 (in shares)		220,000
Shares issued under PPM in June 2009, $.50		500	24,500		25,000
Shares issued under PPM in June 2009, $.50 (in shares)		50,000
Shares issued under PPM in August 2009, $.50		800	39,200		40,000
Shares issued under PPM in August 2009, $.50 (in shares)		80,000
Shares issued under PPM in September 2009, $.50		1,500	73,500		75,000
Shares issued under PPM in September 2009, $.50 (in shares)		150,000
Shares issued to directors, management and consultant in August 2009, $.50		7,978	390,927		398,905
Shares issued to directors, management and consultant in August 2009, $.50 (in shares)		797,810
Capital contributions resulting from waivers of debt			84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs			(222,296)		(222,296)
Shares issued to consultant for fund raising		300	(300)		0
Shares issued to consultant for fund raising (in shares)		30,000
Shares issued under PPM in November 2009, $.50		500	24,500		25,000
Shares issued under PPM in November 2009, $.50 (in shares)		50,000
Shares issued upon conversion of debt and interest, $.27		9,354	247,100		256,454
Shares issued upon conversion of debt and interest, $.27 (in shares)		935,446
Value of equity instruments issued with debt			30,150		30,150
Shares issued upon conversion of shareholder note, $.35		140	4,766		4,906
Shares issued upon conversion of shareholder note, $.35 (in shares)		14,024
Net loss				(2,892,230)	(2,892,230)
Balance at Dec. 31, 2009		113,830	3,573,507	(6,029,368)	(2,342,030)
Balance (in shares) at Dec. 31, 2009		11,383,121
Issuance of common 10/23/02, $1.67/share (in shares)					4,552,862
Vested stock options and warrants			11,382		11,382
Shares issued in March 2010 under PPM, $.50		1,746	85,529		87,275
Shares issued in March 2010 under PPM, $.50 (in shares)		174,550
Shares issued to consultants for IR and consulting, $.50		3,741	183,304		187,045
Shares issued to consultants for IR and consulting, $.50 (in shares)		374,090
Value of equity instruments issued for consulting services			354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter			(25,553)		(25,553)
Shares issued in April 2010 under PPM, $.50		1,800	88,200		90,000
Shares issued in April 2010 under PPM, $.50 (in shares)		180,000
Shares issued in May 2010 to consultant, $.50		129	6,296		6,425
Shares issued in May 2010 to consultant, $.50 (in shares)		12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50		7,102	348,022		355,124
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50 (in shares)		710,248
Value of equity instruments issued with debt			119,474		119,474
Value of equity-linked financial instruments issued in connection with PPM in second quarter			(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter			(31,506)		(31,506)
Shares issued in September 2010 under PPM, $.10		2,500	22,500		25,000
Shares issued in September 2010 under PPM, $.10 (in shares)		250,000
Shares issued to consultants in third quarter at $.22 per share		4,889	102,660		107,549
Shares issued to consultants in third quarter at $.22 per share (in shares)		488,860
Shares issued, November 2010, upon exercise of warrants at $.135 per share		1,286	16,071		17,357
Shares issued, November 2010, upon exercise of warrants at $.135 per share (in shares)		128,571
Shares issued to directors as compensation		3,000	42,000		45,000
Shares issued to directors as compensation (in shares)		300,000
Vested stock options in fourth quarter			161,107		161,107
Equity instruments issued to consultants in fourth quarter			26,234		26,234
Net loss				(1,352,709)	(1,352,709)
Balance at Dec. 31, 2010		140,023	5,052,497	(7,382,077)	(2,189,557)
Balance (in shares) at Dec. 31, 2010		14,002,290
Value of equity instruments issued with debt			47,908		47,908
Equity instruments issued to consultants in first quarter			91,504		91,504
Shares issued in first quarter at $.075 per share under PPM		53,334	346,666		400,000
Shares issued in first quarter at $.075 per share under PPM (in shares)		5,333,334
Shares issued in first quarter at $.085 per share under PPM		12,941	97,059		110,000
Shares issued in first quarter at $.085 per share under PPM (in shares)		1,294,117
Shares issued in first quarter at $.09 per share under PPM		2,000	16,000		18,000
Shares issued in first quarter at $.09 per share under PPM (in shares)		200,000
Shares issued in first quarter at $.10 per share under PPM		1,500	13,500		15,000
Shares issued in first quarter at $.10 per share under PPM (in shares)		150,000
Stock issued upon conversion of debt in first quarter		4,160	15,840		20,000
Stock issued upon conversion of debt in first quarter (in shares)		416,010
Stock issued to pay interest on debt in second quarter		1,580	20,920		22,500
Stock issued to pay interest on debt in second quarter (in shares)		158,036
Shares issued in second quarter at $.085 per share under PPM		5,882	44,118		50,000
Shares issued in second quarter at $.085 per share under PPM (in shares)		588,236
Shares issued in second quarter at $.07 per share under PPM		5,000	30,000		35,000
Shares issued in second quarter at $.07 per share under PPM (in shares)		500,000
Stock issued upon conversion of debt and interest		9,410	22,590		32,000
Stock issued upon conversion of debt and interest (in shares)		941,034
Vested stock options and warrants			82,463		82,463
Equity instruments issued to consultants in second quarter			12,256		12,256
Vested stock options and warrants			1,357,494		1,357,494
Equity instruments issued to consultants in third quarter			147,116		147,116
Shares issued in third quarter at $.06 per share under PPM		35,000	175,000		210,000
Shares issued in third quarter at $.06 per share under PPM (in shares)		3,500,000
Shares issued in third quarter at $.07 per share under PPM		5,715	34,285		40,000
Shares issued in third quarter at $.07 per share under PPM (in shares)		571,429
Shares issued in third quarter at $.20 per share under PPM		5,625	106,875		112,500
Shares issued in third quarter at $.20 per share under PPM (in shares)		562,500
Restricted stock issued to consultants in third quarter		8,228	46,772		55,000
Restricted stock issued to consultants in third quarter (in shares)		822,842
Shares issued in fourth quarter at $.35 per share IR compensation		5,750	195,500		201,250
Shares issued in fourth quarter at $.35 per share IR compensation (in shares)		575,000
Shares issued in fourth quarter at $.20 per share under PPM		8,125	154,375		162,500
Shares issued in fourth quarter at $.20 per share under PPM (in shares)		812,500
Equity instruments upon conversion of Accounts Payable in first quarter			20,000		20,000
Vested stock options and warrants in fourth quarter			229,132		229,132
Shares issued to private investor in fourth quarter at $.15 per share		15,467	216,533		232,000
Shares issued to private investor in fourth quarter at $.15 per share (in shares)		1,546,667
Vested stock options and warrants in first quarter			268,549		268,549
Shares issued upon exercise of options at $.01 per share		1,000			1,000
Shares issued upon exercise of options at $.01 per share (in shares)		100,000
Net loss				(4,486,879)	(4,486,879)
Balance at Dec. 31, 2011		320,740	8,844,952	(11,868,956)	(2,703,264)
Balance (in shares) at Dec. 31, 2011		32,074,000
Shares issued to directors as compensation		2,778	22,222	25,000
Shares issued to directors as compensation (in shares)		277,778
Shares issued in second quarter at $.07 per share under PPM		25,713	154,277		179,900
Shares issued in second quarter at $.07 per share under PPM (in shares)		2,571,285
Vested stock options and warrants			9,478		9,478
Vested stock options and warrants			593,829		593,829
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.1342 per share		596	7,404		8,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.1342 per share (in shares)		59,613
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.13 per share		1,077	12,923		14,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.13 per share (in shares)		107,692
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.088 per share		1,705	13,295		15,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.088 per share (in shares)		170,455
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share		3,433	12,567		16,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share (in shares)		343,348
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.0446 per share		2,690	9,310		12,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)		269,058
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share		2,687	7,313		10,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share (in shares)		268,670
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0397 per share		4,282	4,218		8,500
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0397 per share (in shares)		428,212
Shares issued to a private investor in the first quarter at $.065 per share		46,154	253,846		300,000
Shares issued to a private investor in the first quarter at $.065 per share (in shares)		4,615,385
Shares issued for consulting to the now Interim CEO in the first quarter at $.065 per share		3,000	16,500		19,500
Shares issued for consulting to the now Interim CEO in the first quarter at $.065 per share (in shares)		300,000
Vested stock options and warrants in first quarter			60,463		60,463
Shares issued in second quarter to institutional investor upon conversion of Note payable		3,497	6,503		10,000
Shares issued in second quarter to institutional investor upon conversion of Note payable (in shares)		349,650
Shares issued to a private investor in the second quarter at $.15 per share		2,633	36,867		39,500
Shares issued to a private investor in the second quarter at $.15 per share (in shares)		263,333
Shares issued upon exercise of options at $.01 per share		4,130			4,130
Shares issued upon exercise of options at $.01 per share (in shares)		412,963
Shares issued to a private investor in the second quarter at $.065 per share		46,154	253,846		300,000
Shares issued to a private investor in the second quarter at $.065 per share (in shares)		4,615,385
Stock issued upon conversion of debt at $.15 per share		32,926	460,958		493,884
Stock issued upon conversion of debt at $.15 per share (in shares)		3,292,557
Stock issued upon conversion of debt at $.065 per share		28,508	156,791		185,299
Stock issued upon conversion of debt at $.065 per share (in shares)		2,850,754
Shares issued to a private investor in the second quarter per a convertible note default at $.15 per share		75,000	1,050,000		1,125,000
Shares issued to a private investor in the second quarter per a convertible note default at $.15 per share (in shares)		7,500,000
Shares issued to private investor upon conversion of Note payable at $.18 per share		3,169	53,873		57,042
Shares issued to private investor upon conversion of Note payable at $.18 per share (in shares)		316,898
Shares issued to private investor upon conversion of Note payable at $.052 per share		11,471	48,063		59,534
Shares issued to private investor upon conversion of Note payable at $.052 per share (in shares)		1,147,078
Shares issued to private investor upon conversion of Note payable at $.10 per share		5,658	50,926		56,584
Shares issued to private investor upon conversion of Note payable at $.10 per share (in shares)		565,834
Shares issued in second quarter to institutional investor upon conversion of Note payable at $.031 per share		3,871	8,129		12,000
Shares issued in second quarter to institutional investor upon conversion of Note payable at $.031 per share (in shares)		387,097
Stock issued upon conversion of debt at $.15 per share		3,973	55,617		59,590
Stock issued upon conversion of debt at $.15 per share (in shares)		397,267
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share		5,099	12,901		18,000
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share (in shares)		509,915
Shares issued to private investor upon conversion of Note payable at $.032 per share		15,723	34,277		50,000
Shares issued to private investor upon conversion of Note payable at $.032 per share (in shares)		1,572,327
Shares issued to an institutional investor upon conversion of Note payable at $.0297 per share		7,407	14,593		22,000
Shares issued to an institutional investor upon conversion of Note payable at $.0297 per share (in shares)		740,741
Shares issued in second quarter at $.15 per share IR compensation		6,250	87,500		93,750
Shares issued in second quarter at $.15 per share IR compensation (in shares)		625,000
Shares issued to a private investor upon conversion of Note payable at $.032 per share		2,837	6,185		9,022
Shares issued to a private investor upon conversion of Note payable at $.032 per share (in shares)		283,718
Interest from first quarter for institutional investor upon Note payable conversion			11,021		11,021
Shares issued in third quarter under PPM at $.07 per share		36,208	217,248		253,456
Shares issued in third quarter under PPM at $.07 per share (in shares)		3,620,809
Shares issued as settlement to remove anti-dilution agreement at $.065 per share		265,000	1,457,500		1,722,500
Shares issued as settlement to remove anti-dilution agreement at $.065 per share (in shares)		26,500,000
Shares issued in settlement with former COO at $.15 per share		11,667	163,333		175,000
Shares issued in settlement with former COO at $.15 per share (in shares)		1,166,667
Equity value for warrants issued in settlement to the former CEO and COO			150,189		150,189
Net loss				(5,704,854)	(5,704,855)
Balance at Sep. 30, 2012		$ 986,035	$ 14,358,917	$ (17,573,810)	$ (2,228,858)
Balance (in shares) at Sep. 30, 2012		98,603,484

[1]	(1) Founders shares, 1,000,000 pre-split
[2]	(2) 23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	(3) Investment including 670 shares issued as a 10% finders fee
[4]	(4) For payment of patent legal fees
[5]	(5) Compensation for loan guarantees by management
[6]	(6) For vendor contractual consideration
[7]	(7) Employment agreements
[8]	(8) Investment
[9]	(9) Conversion of convertible notes by management
[10]	(10) Investment, "October 2008 financing".